CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Ordinary shares Class A ordinary shares USD ($)	Ordinary shares Class A ordinary shares CNY	Ordinary shares Class B ordinary shares USD ($)	Ordinary shares Class B ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Treasury stock USD ($)	Treasury stock CNY	Class A ordinary shares	Class B ordinary shares	Total USD ($)	Total CNY
Balances at Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity
Cumulative effect of adjustments										(44,273)		43,557						(716)
Balances at Dec. 31, 2011 (As Reported)		93		49		5,185,257				(108,578)		(871,644)						4,205,177
Balances at Dec. 31, 2011		93		49		5,185,257				(152,851)		(828,087)						4,204,461
Balances (in shares) at Dec. 31, 2011 (As Reported)		1,395,435,339		659,561,893
Balances (in shares) at Dec. 31, 2011		1,395,435,339		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss at Jan. 01, 2012 (As Reported)																		(424,003)
Net loss												(402,791)						(402,791)
Other comprehensive loss at Jan. 01, 2012 (As Reported)																		(7,304)
Other comprehensive loss										(6,762)								(6,762)
Statutory reserves								1,500				(1,500)
Exercise of stock options and vesting of restricted stock units		2				23,166												23,168
Exercise of stock options and vesting of restricted stock units (in shares)		50,896,710
Issuance of shares as purchase consideration for acquired subsidiaries		54				5,441,563												5,441,617
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)		840,311,453
Share-based compensation						118,218												118,218
Balances at Dec. 31, 2012		149		49		10,768,204		1,500		(159,613)		(1,232,378)						9,377,911
Balances (in shares) at Dec. 31, 2012		2,286,643,502		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss at Jan. 01, 2013 (As Reported)																		(580,744)
Net loss												(600,108)						(600,108)
Other comprehensive loss										(83,171)								(83,171)
Statutory reserves								563				(563)
Exercise of stock options and vesting of restricted stock units		5				101,798												101,803
Exercise of stock options and vesting of restricted stock units (in shares)		65,390,885
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)		4,495,014
Share-based compensation						188,358												188,358
Balances at Dec. 31, 2013 (As Reported)																		8,983,119
Balances at Dec. 31, 2013		154		49		11,058,360		2,063		(242,784)		(1,833,049)						8,984,793
Balances (in shares) at Dec. 31, 2013		2,356,529,401		659,561,893											2,356,529,401	659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss												(837,526)					(134,984)	(837,526)
Other comprehensive loss										(27,842)							(4,487)	(27,842)
Statutory reserves								11,083				(11,083)
Exercise of stock options and vesting of restricted stock units		3				28,031												28,034
Exercise of stock options and vesting of restricted stock units (in shares)		46,092,438
Issuance of shares		43				7,379,921												7,379,964
Issuance of shares (in shares)		707,250,870
Class B converted to Class A		1		(1)
Class B converted to Class A (in shares)		13,869,990		(13,869,990)
Share-based compensation						412,185												412,185
Repurchase of ADS														(1,845,892)				(1,845,892)
Repurchase of ADS (in shares)														(289,472,400)	(289,472,400)
Balances at Dec. 31, 2014	$ 32	201	$ 8	48	$ 3,042,661	18,878,497	$ 2,119	13,146	$ (43,617)	(270,626)	$ (432,205)	(2,681,658)	$ (297,504)	(1,845,892)			$ 2,271,494	14,093,716
Balances (in shares) at Dec. 31, 2014	3,123,742,699		645,691,903										(289,472,400)		3,123,742,699	645,691,903